Financial instruments - Narrative (Details) - Anzu Note, due January 2028 € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Face value		$ 3.2	€ 3,000
Nominal interest rate		3.00%	3.00%
One-time interest payment		$ 3.2	€ 3,000
Increase in unobservable input (as a percent)	1.00%
Increase (decrease) due to derivative liability increase	€ 34
Increase (decrease) due to derivative liability decrease	€ 34
Likelihood of fundamental change event (as a percent)	25.00%